Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
CAE Inc.(a)	391,188	$10,070,807
Automobile Components — 0.4%
Magna International Inc.	345,464	12,541,273
Banks — 23.3%
Bank of Montreal	932,004	100,083,382
Bank of Nova Scotia (The)	1,603,114	85,777,434
Canadian Imperial Bank of Commerce	1,209,969	82,375,053
National Bank of Canada(b)	503,651	49,570,547
Royal Bank of Canada	1,821,247	230,835,941
Toronto-Dominion Bank (The)	2,254,606	155,695,712
		704,338,069
Broadline Retail — 1.8%
Canadian Tire Corp. Ltd., Class A, NVS	66,509	8,451,565
Dollarama Inc.	356,584	45,860,805
		54,312,370
Capital Markets — 4.9%
Brookfield Asset Management Ltd., Class A	526,201	29,604,678
Brookfield Corp., Class A	1,754,164	101,298,865
IGM Financial Inc.	106,131	3,388,056
TMX Group Ltd.	357,546	14,451,908
		148,743,507
Chemicals — 1.2%
Nutrien Ltd.	628,853	37,153,351
Commercial Services & Supplies — 1.7%
Element Fleet Management Corp.	521,014	12,414,586
GFL Environmental Inc.	271,034	13,698,341
RB Global Inc.	237,779	25,052,258
		51,165,185
Construction & Engineering — 1.6%
Stantec Inc.	146,742	15,094,960
WSP Global Inc.	168,280	34,482,471
		49,577,431
Consumer Staples Distribution & Retail — 4.2%
Alimentation Couche-Tard Inc.	976,210	50,611,973
Empire Co. Ltd., NVS	165,196	6,376,239
George Weston Ltd.	75,078	15,115,715
Loblaw Companies Ltd.	193,323	32,615,641
Metro Inc./CN	268,332	20,929,251
		125,648,819
Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	189,320	11,040,390
Diversified Telecommunication Services — 0.6%
BCE Inc.	92,968	2,025,535
Quebecor Inc., Class B	199,002	5,598,767
TELUS Corp.	641,301	10,504,934
		18,129,236
Electric Utilities — 2.1%
Emera Inc.	381,297	17,479,065
Fortis Inc./Canada	642,748	31,403,252
Hydro One Ltd.(c)	424,929	15,645,908
		64,528,225
Electronic Equipment, Instruments & Components — 0.6%
Celestica Inc., NVS(a)	149,929	17,361,982
Food Products — 0.2%
Saputo Inc.	323,197	6,226,785
Security	Shares	Value
Gas Utilities — 0.4%
AltaGas Ltd.	384,387	$10,738,804
Ground Transportation — 5.9%
Canadian National Railway Co.	687,593	72,279,059
Canadian Pacific Kansas City Ltd.	1,197,365	97,797,677
TFI International Inc.	102,346	8,836,651
		178,913,387
Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International Inc.	400,562	28,598,437
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	178,431	5,252,751
Insurance — 8.8%
Fairfax Financial Holdings Ltd.	25,435	43,278,143
Great-West Lifeco Inc.	358,573	13,610,280
iA Financial Corp. Inc.	120,004	12,217,699
Intact Financial Corp.	229,543	52,077,249
Manulife Financial Corp.	2,217,962	70,626,982
Power Corp. of Canada	718,744	27,815,422
Sun Life Financial Inc.	737,364	47,497,342
		267,123,117
IT Services — 6.5%
CGI Inc.	258,956	27,838,218
Shopify Inc., Class A(a)	1,567,394	167,481,077
		195,319,295
Metals & Mining — 10.5%
Agnico Eagle Mines Ltd.	647,193	76,289,876
Alamos Gold Inc., Class A	536,399	13,891,223
Barrick Mining Corp.	2,213,767	42,457,352
First Quantum Minerals Ltd.(a)	914,829	13,552,282
Franco-Nevada Corp.	248,028	41,779,891
Ivanhoe Mines Ltd., Class A(a)(b)	954,116	7,390,427
Kinross Gold Corp.	1,589,873	23,471,292
Lundin Gold Inc.	138,180	6,676,661
Lundin Mining Corp.	892,079	8,443,988
Pan American Silver Corp.	466,071	11,366,923
Teck Resources Ltd., Class B(b)	605,144	22,426,949
Wheaton Precious Metals Corp.	583,930	50,595,778
		318,342,642
Multi-Utilities — 0.2%
Canadian Utilities Ltd., Class A, NVS	173,574	4,854,279
Oil, Gas & Consumable Fuels — 16.3%
ARC Resources Ltd.	754,219	15,762,015
Cameco Corp.	560,293	32,800,626
Canadian Natural Resources Ltd.	2,702,075	82,045,736
Cenovus Energy Inc.	1,760,436	23,192,832
Enbridge Inc.	2,804,775	130,535,927
Imperial Oil Ltd.	229,313	16,371,981
Keyera Corp.	295,411	9,004,293
Pembina Pipeline Corp.	748,994	28,069,196
Suncor Energy Inc.	1,592,558	56,618,869
TC Energy Corp.	1,337,330	67,765,459
Tourmaline Oil Corp.	457,802	20,642,539
Whitecap Resources Inc.	1,589,746	9,916,002
		492,725,475
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	70,309	5,179,612
Professional Services — 1.3%
Thomson Reuters Corp.	202,760	40,284,579

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.3%
FirstService Corp.	52,624	$9,224,107
Software — 3.8%
Constellation Software Inc./Canada	25,908	93,935,213
Descartes Systems Group Inc. (The)(a)	109,996	12,753,717
Open Text Corp.	334,253	9,464,839
		116,153,769
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	185,544	8,639,386
Trading Companies & Distributors — 0.3%
Toromont Industries Ltd.	105,044	9,109,401
Wireless Telecommunication Services — 0.4%
Rogers Communications Inc., Class B, NVS	465,629	12,499,561
Total Common Stocks — 99.7% (Cost: $2,886,568,321)		3,013,796,032
Warrants
Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	34,014	0
Total Warrants — 0.0% (Cost: $—)		0
Total Long-Term Investments — 99.7% (Cost: $2,886,568,321)		3,013,796,032
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	57,706,642	$57,729,725
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	2,130,000	2,130,000
Total Short-Term Securities — 2.0% (Cost: $59,859,594)		59,859,725
Total Investments — 101.7% (Cost: $2,946,427,915)		3,073,655,757
Liabilities in Excess of Other Assets — (1.7)%		(52,526,577)
Net Assets — 100.0%		$3,021,129,180

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,497,884	$47,233,281 (a)	$—	$924	$(2,364)	$57,729,725	57,706,642	$22,907 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,190,000	940,000 (a)	—	—	—	2,130,000	2,130,000	44,024	—
				$924	$(2,364)	$59,859,725		$66,931	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	32	06/19/25	$7,312	$553,362

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Canada ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,013,796,032	$—	$—	$3,013,796,032
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	59,859,725	—	—	59,859,725
	$3,073,655,757	$—	$—	$3,073,655,757
Derivative Financial Instruments(a)
Assets
Equity Contracts	$553,362	$—	$—	$553,362

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares